Investments Accounted For Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Jan. 01, 2016 [1]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interst Direct / Indirect		100.00%	100.00%
Current Assets		$ 4,545,421	$ 4,775,794	[1]			$ 11,143,350
Non-current Assets		15,623,569	12,075,678	[1]			10,611,120
Current Liabilities		4,934,335	3,822,112	[1]			6,344,177
Non-Current Liabilities		6,956,148	5,149,621	[1]			$ 3,877,950
Revenues		9,591,590	7,051,459	[1]	$ 7,129,333	[1]
Net Income	[1]	1,126,514	1,014,871		1,748,056
Other comprehensive income (loss)	[1]	(89,930)	197,139		(1,161,407)
Comprehensive Income	[1]	$ 1,036,584	$ 1,212,010		$ 586,649
Yacylec S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interst Direct / Indirect		22.22%	22.22%		22.22%
Current Assets		$ 9,491	$ 1,419		$ 2,549
Non-current Assets		811	194		273
Current Liabilities		4,559	2,465		1,223
Non-Current Liabilities		249	85		57
Revenues		13,923	1,399		2,104
Expenses		(6,666)	(3,762)		(3,016)
Net Income		7,257	(2,363)		(912)
Other comprehensive income (loss)		(799)	(185)		(529)
Comprehensive Income		$ 6,458	$ (2,548)		$ (1,441)
G N L Chile S A
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interst Direct / Indirect					33.33%
Current Assets					$ 103,201
Non-current Assets					27,942
Current Liabilities					83,373
Non-Current Liabilities					36,524
Revenues					1,001,603
Expenses					(999,333)
Net Income					2,270
Other comprehensive income (loss)					1,597
Comprehensive Income					$ 3,867
GNL Quintero S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interst Direct / Indirect					20.00%
Current Assets					$ 217,091
Non-current Assets					956,470
Current Liabilities					31,126
Non-Current Liabilities					1,021,779
Revenues					199,387
Expenses					(164,759)
Net Income					34,628
Other comprehensive income (loss)					14,151
Comprehensive Income					$ 48,779
Electrogas S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interst Direct / Indirect					42.50%
Current Assets					$ 13,800
Non-current Assets					65,922
Current Liabilities					17,167
Non-Current Liabilities					22,654
Revenues					35,964
Expenses					(16,227)
Net Income					19,737
Other comprehensive income (loss)					1,949
Comprehensive Income					$ 21,686

[1]	As Restated